STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (255,118)	$ (20,689)	$ (20,426)	$ (399,918)
Adjustment to reconcile net loss to net cash provided by (used in) operations:
Depreciation	62,706	0
Write-off of accounts receivable	300,708
Uncategorized expenses	13,505
Stock issued for services			254,000	351,000
Change in assets and liabilities
Investment tax credits	(3,546,414)
Other current assets	(626)
Notes receivable	11,667,182
Accrued project costs	13,099,290
Crypto currency coins	(600,000)
Accounts receivable			(101,683)	0
Other current assets	1,000
Deferred revenues	6,448,479
Credit card payables	11,532
Other accrued expenses	248,762
Accrued interest	5,469	5,757	0	(244)
Accounts payable and accruals	0	1,865	(32,677)	(2,544)
Net cash provided by (used in) operating activities	4,108,606	(13,067)	99,214	(51,706)
CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in intangible assets	(17,000)	0
Increase in fixed assets	(13,098,979)
Net cash (used in) investing activities	(13,115,979)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock for acquisition			0	44,500
Proceeds (repayment) of notes payable			(3,987)	2,617
Proceeds from additional paid in capital	8,826,194	11,000
Proceeds related party debt	125,753
Proceeds stock sales	0	1,500	0	5,000
Net cash provided by financing activities	8,951,947	12,500	(3,987)	52,117
Net change in cash and cash equivalents	(55,424)	(567)	95,227	411
Cash and cash equivalents, Beginning of year	95,815	588	588	177
Cash and cash equivalents, End of year	40,389	21	95,815	588
Supplemental cash flow information
Cash paid for interest	0	0	8,620	11,844
Cash paid for taxes	$ 0	$ 0	$ 0	$ 0